ACQUISITION OF TARUS (Details) $ in Thousands	Dec. 31, 2023 USD ($)
Assets:
Identifiable intangible assets	$ 28,200
Goodwill	538
Total assets	28,738
Consideration:
Fair value of shares issued	17,200
Liabilities assumed	3,000
Deferred purchase consideration at fair value	8,538
Total liabilities	$ 28,738